DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2012
DUE FROM RELATED PARTY [Abstract]
DUE FROM RELATED PARTY

NOTE 8. - DUE FROM RELATED PARTY

The Company has conducted transactions with a related party, Alternative Cigarettes, Inc. ("AC"). AC is entirely owned by three shareholders of the Company, including the CEO. AC shares office space and employee services with the Company. During the year ended December 31, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500; other activity during the years ended December 31, 2012 and 2011 consisted mainly of repayments and advances. The net amount due from AC amounted to $36,969 as of December 31, 2012 ($15,491 as of December 31, 2011). No interest has been accrued or paid on the amount due from or to AC and there are no repayment terms.